Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Property and equipment	¥ 216,709		¥ 218,828
Less: accumulated depreciation	(98,260)		(115,672)
Property and equipment, net	118,449	$ 17,173	103,156
Machinery and electronic equipment
Property and equipment, net
Property and equipment	170,536		158,849
Transportation vehicles
Property and equipment, net
Property and equipment	1,002		7,600
Office and other equipment
Property and equipment, net
Property and equipment	13,675		7,219
Leasehold improvements
Property and equipment, net
Property and equipment	¥ 31,496		39,166
Construction in progress
Property and equipment, net
Property and equipment			¥ 5,994